SHORT-TERM DEBT - Additional information (Details) $ in Thousands	1 Months Ended														2 Months Ended		4 Months Ended	6 Months Ended	12 Months Ended
	May 31, 2020 USD ($)	Jan. 31, 2020 USD ($)	Nov. 30, 2019 USD ($)	Oct. 31, 2019 USD ($)	Jun. 30, 2019 USD ($)	May 31, 2019 USD ($)	Apr. 30, 2019 USD ($)	Mar. 31, 2019 USD ($)	Jan. 31, 2019 USD ($)	Oct. 31, 2018 USD ($)	Aug. 31, 2018 USD ($) agreement	Jul. 31, 2018	Mar. 31, 2018 USD ($) agreement	Feb. 28, 2018 USD ($)	Jun. 30, 2018 USD ($) agreement	May 31, 2018 USD ($) agreement	Aug. 31, 2017 USD ($) agreement	Sep. 30, 2018 USD ($) agreement	Dec. 31, 2019 USD ($)	Jan. 31, 2018 USD ($) agreement
Debt Instrument [Line Items]
Number of loan agreements | agreement											2							18		2
Aggregate principal amount							$ 409		$ 945	$ 291	$ 872							$ 17,787	$ 287	$ 6,109
Annual interest rate							10.80%		10.80%	10.80%	10.80%	10.00%						10.80%
Loan period						8 months	12 months		10 months	6 months		6 months						1 month	12 months
Loan balances																			$ 6,034
Repayment of loans		$ 141	$ 945							$ 291					$ 17,496
Bank of Shanghai
Debt Instrument [Line Items]
Number of loan agreements | agreement																2	5
Aggregate principal amount														$ 10,181		$ 11,636	$ 12,296
Annual interest rate														130.00%		140.00%
Loan period														1 year		1 year	1 year
Repayment of loans						$ 4,364	$ 7,272
Bank of Beijing
Debt Instrument [Line Items]
Repayment of loans							$ 3,491
East West Bank
Debt Instrument [Line Items]
Loan period							18 months
Repayment of loans				$ 7,182
Long-term Line of Credit							$ 7,182
Line of Credit Facility, Interest Rate During Period							5.22%
Amount of drew facility						1,436	$ 5,746
East West Bank | Subsequent Event [Member]
Debt Instrument [Line Items]
Repayment of loans	$ 1,436
Qianxiang Shiji Technology Development (Beijing) Co
Debt Instrument [Line Items]
Repayment of loans				$ 5,814
Loan 1
Debt Instrument [Line Items]
Loan period											2 months
Loan 1 | Bank of Beijing
Debt Instrument [Line Items]
Number of loan agreements | agreement													4		4
Aggregate principal amount													$ 20,798		$ 20,798
Loan period													1 year		1 year
Repayment of loans						$ 2,763		$ 14,544
Loan 2
Debt Instrument [Line Items]
Loan period									15 months		4 months
Loan 2 | Bank of Beijing
Debt Instrument [Line Items]
Aggregate principal amount							$ 718
Annual interest rate							5.665%
Loan period							1 year
LIBOR | East West Bank
Debt Instrument [Line Items]
Aggregate principal amount							$ 2,000
Annual interest rate							1.20%
Repayment of loans					$ 1,000
Minimum | Bank of Shanghai
Debt Instrument [Line Items]
Annual interest rate																	137.90%
Loan period																	8 months
Minimum | Loan 1 | Bank of Beijing
Debt Instrument [Line Items]
Annual interest rate													0.05%		0.05%
Maximum | Bank of Shanghai
Debt Instrument [Line Items]
Annual interest rate																	149.40%
Loan period																	11 months
Maximum | Loan 1 | Bank of Beijing
Debt Instrument [Line Items]
Annual interest rate													1.355%		1.355%